Fair Value Measurements (Unobservable Inputs Rollforward) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	$ 38	$ 41	$ 41
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Net realized gain	2	(3)	0
Ending Balance	$ 40	$ 38	$ 41